Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
U.S. Manufacturing
Retail	$ 19,165	$ 10,637	[1]	$ 35,363	$ 19,930	[1]
Consolidated	19,165	10,637	[1]	35,363	19,930	[1]
Corporate and Eliminations
U.S. Manufacturing
Retail	(1,782)	(1,276)		(3,543)	(2,425)
Corporate and Eliminations	(1,782)	(1,276)		(3,543)	(2,425)
Consolidated	(1,782)	(1,276)		(3,543)	(2,425)
Upstream
Upstream
Crude Oil	7,985	4,185		15,638	8,431
NGLs	1,172	549		2,234	1,167
Natural Gas	811	724		1,708	1,500
Other	135	137		235	249
Canadian Manufacturing
Synthetic Crude Oil	7,985	4,185		15,638	8,431
Downstream | Canadian Manufacturing
Upstream
Crude Oil	759	451		1,129	797
Canadian Manufacturing
Synthetic Crude Oil	759	451		1,129	797
Diesel and Distillate	124	91		254	176
Asphalt	150	116		234	181
Other Products and Services	488	430		948	740
U.S. Manufacturing
Diesel and Distillate	124	91		254	176
Other Products	488	430		948	740
Downstream | U.S. Manufacturing
Canadian Manufacturing
Diesel and Distillate	2,991	1,547		5,151	2,778
Other Products and Services	1,450	647		2,571	1,085
U.S. Manufacturing
Gasoline	4,033	2,535		7,261	4,303
Diesel and Distillate	2,991	1,547		5,151	2,778
Other Products	1,450	647		2,571	1,085
Downstream | Retail
U.S. Manufacturing
Retail	849	501		1,543	948
Consolidated	$ 849	$ 501		$ 1,543	$ 948

[1]	See Note 3 for revisions to prior period results.